Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Presentation

Note 1 — Basis of Presentation

The accompanying unaudited Condensed Consolidated Financial Statements of Vuzix Corporation and Subsidiaries (“the Company") have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information (“GAAP”) and with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission. Accordingly, the unaudited Condensed Consolidated Financial Statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. The condensed consolidated balance sheet as of December 31, 2012 was derived from the audited Consolidated Financial Statements in Form 10-K.

The accompanying Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements of the Company as of December 31, 2012, as reported in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.

The results of the Company’s operations for any interim period are not necessarily indicative of the results of the Company’s operations for any other interim period or for a full fiscal year.

The results of the Company’s Tactical Display Group business have been classified and presented as discontinued operations in the accompanying unaudited Consolidated Statement of Operations (Note 3). Prior period results have been adjusted to conform to this presentation. No other adjustments have been made to the unaudited Consolidated Financial Statements and following notes.

All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company’s 1-for-75 reverse stock split, which was effective February 6, 2013.

Note 1 — Basis of Presentation

The results of the Company’s Tactical Display Group business have been classified and presented as discontinued operations in the accompanying Consolidated Statement of Operations (Note 4). Prior period results have been adjusted to conform to this presentation. No other prior period adjustments have been made to the Consolidated Financial Statements and following notes.

All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company’s 1-for-75 reverse stock split, which was effective February 6, 2013.